Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summarizes Change in Capitalized Dry-Docking Activity
The following table summarizes the change in the Company’s capitalized dry-docking costs, from January 1, 2020 to December 31, 2022:

	Year Ended December 31,
	2022 $	2021 $	2020 $
Balance at the beginning of the year	62,914	67,527	71,807
Cost incurred for dry docking	15,792	23,042	28,546
Dry-dock amortization	(26,666)	(27,123)	(27,851)
Write-down / sale of vessels	(566)	(532)	(4,975)
Balance at the end of the year	51,474	62,914	67,527